Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.75894%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$405,662.74

Principal:
Principal Collections	$8,896,767.81
Prepayments in Full	$2,676,472.07
Liquidation Proceeds	$62,192.47
Recoveries	$38,073.67
Sub Total	$11,673,506.02
Collections	$12,079,168.76

Purchase Amounts:
Purchase Amounts Related to Principal	$267,065.97
Purchase Amounts Related to Interest	$1,286.27
Sub Total	$268,352.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,347,521.00

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,347,521.00
Servicing Fee	$108,130.92	$108,130.92	$0.00	$0.00	$12,239,390.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,239,390.08
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,239,390.08
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,239,390.08
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,239,390.08
Interest - Class A-4 Notes	$19,151.84	$19,151.84	$0.00	$0.00	$12,220,238.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,220,238.24
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$12,140,087.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,140,087.07
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$12,082,172.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,082,172.07
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$12,011,094.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,011,094.57
Regular Principal Payment	$11,518,452.11	$11,518,452.11	$0.00	$0.00	$492,642.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$492,642.46
Residual Released to Depositor	$0.00	$492,642.46	$0.00	$0.00	$0.00
Total		$12,347,521.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,518,452.11
Total					$11,518,452.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,518,452.11	$103.05	$19,151.84	$0.17	$11,537,603.95	$103.22
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$11,518,452.11	$7.15	$228,295.51	$0.14	$11,746,747.62	$7.29

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$14,013,544.10	0.1253672	$2,495,091.99	0.0223215
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$124,573,544.10	0.0773297	$113,055,091.99	0.0701796

Pool Information
Weighted Average APR	3.615%	3.653%
Weighted Average Remaining Term	18.43	17.79
Number of Receivables Outstanding	18,884	17,877
Pool Balance	$129,757,098.97	$117,656,325.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$124,573,544.10	$113,055,091.99
Pool Factor	0.0777269	0.0704783

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$4,601,233.68
Targeted Overcollateralization Amount	$4,601,233.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,601,233.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$198,274.98
(Recoveries)		150	$38,073.67
Net Loss for Current Collection Period			$160,201.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.4815%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0728%
Second Prior Collection Period			1.1586%
Prior Collection Period			0.1822%
Current Collection Period			1.5540%
Four Month Average (Current and Prior Three Collection Periods)			0.9919%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6136	$14,985,130.97
(Cumulative Recoveries)			$2,783,993.78
Cumulative Net Loss for All Collection Periods			$12,201,137.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7309%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,442.17
Average Net Loss for Receivables that have experienced a Realized Loss			$1,988.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.72%	335	$3,197,288.72
61-90 Days Delinquent	0.32%	34	$379,990.81
91-120 Days Delinquent	0.04%	3	$45,926.12
Over 120 Days Delinquent	0.51%	44	$597,187.42
Total Delinquent Receivables	3.59%	416	$4,220,393.07

Repossession Inventory:
Repossessed in the Current Collection Period		10	$142,986.28
Total Repossessed Inventory		12	$160,546.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3619%
Prior Collection Period			0.4236%
Current Collection Period			0.4531%
Three Month Average			0.4129%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer